Equity - Additional Information (Detail) - USD ($)			6 Months Ended
	Feb. 27, 2023	Feb. 24, 2023	Jun. 30, 2023	Dec. 31, 2022
Net Proceeds from offering of shares		$ 20,000,000	$ 21,255,809
Number of ordinary shares authorised			1,000,000,000	500,000,000
Warrant price per share			$ 0.01	$ 0.01
ATM Sales Agreement [Member] | Jefferies LLC
Net Proceeds from offering of shares			$ 1,200,000
Purchase Agreement
Warrant price per share		$ 4.4475
Private Placement
Proceeds from exercise of warrants	$ 20,000,000
Number of warrants exercisable			0
Pre-funded warrants value	$ 8,262,698
Gain (loss) fair value valuation of warrants			$ 1,980,622
Ordinary Shares
Number of shares fully paid			416,811,380
Ordinary Shares | ATM Sales Agreement [Member] | Jefferies LLC
Number of shares issued			8,130,150
Ordinary Shares | Purchase Agreement
Number of shares issued	59,957,865	112,359,550	170,263,320
Number of additional shares issued	52,401,685
Offering price per share		$ 0.178
Ordinary Shares | Private Placement
Number of shares issued in settlement of pre funded warrants		52,401,685
Fixed consideration of pre-funded warrants		$ 5,240
Ordinary Shares | Employee Stock Options
Number of shares exercised			18,910,875
American Depositary Share | ATM Sales Agreement [Member] | Jefferies LLC
Number of shares issued			325,206
American Depositary Share | Purchase Agreement
Number of shares issued	2,398,315	25	6,810,533
Number of additional shares issued	2,096,068
Offering price per share		$ 4.45
Warrant price per share		$ 4.4475
Percentage of share premium		15.00%
American Depositary Share | Private Placement
Number of warrants exercisable		11,061,823
Additional amount from exercise of warrants		$ 80,000,000
Number of shares issued in settlement of pre funded warrants		2,096,068
American Depositary Share | Employee Stock Options
Number of shares exercised			756,435
American Depositary Share | Purchase Agreement
Number of shares issued		4,494,382
Tranche 1A Warrants | Private Placement
Percentage of warrants exercisable until 60 days		50.00%
Pre-funded warrants value	$ 1,539,117
Tranche 1A Warrants | American Depositary Share
Percentage of warrants exercisable until 60 days		50.00%
Warrant exercise price		$ 6.5
Tranche 1B Warrants | Private Placement
Pre-funded warrants value	$ 1,539,897
Pre funded warrants fair value revalued amount			$ 14,758
Tranche 1B Warrants | American Depositary Share
Warrant exercise price		$ 6.5
Discount rate on warrant exercise price		50.00%
Tranche 1B Warrants | American Depositary Share | Private Placement
Discount rate on warrant exercise price	50.00%
Tranche 2A Warrants | Private Placement
Pre-funded warrants value	$ 2,173,285
Tranche 2A Warrants | American Depositary Share | Private Placement
Percentage of warrants exercisable until 60 days		50.00%
Warrant exercise price		$ 8.15
Tranche 2B Warrants | Private Placement
Pre-funded warrants value	$ 1,925,283
Pre funded warrants fair value revalued amount			$ 1,469,800
Tranche 2B Warrants | American Depositary Share
Percentage of warrants exercisable until 60 days		50.00%
Tranche 2B Warrants | American Depositary Share | Private Placement
Discount rate on warrant exercise price	50.00%	50.00%
Tranche 2B Warrants | American Depositary Share | Private Placement | Bottom of Range [Member]
Warrant exercise price		$ 8.15